Related Party Transactions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		9 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Jan. 02, 2014	May 31, 2013
Related Party Transactions
Satellite and transmission expenses	$ 487,011	$ 419,888	$ 441,613
EchoStar
Related Party Transactions
Satellite and transmission expenses				$ 169,000	$ 130,000	$ 476,000	$ 365,000
EchoStar | Remanufactured Receiver Agreement | Minimum
Related Party Transactions
Minimum required notice period for termination of agreement by related party	60 days					60 days
EchoStar | Professional Services Agreement | Dish Network
Related Party Transactions
Agreement term								1 year
Automatic renewal period	1 year					1 year
Minimum notice period for termination of agreement	60 days					60 days
Minimum notice period for termination of a specific service	30 days					30 days
EchoStar | EchoStar XV
Related Party Transactions
Notice period for termination of agreement									30 days
EchoStar | El Paso Lease Agreement | Dish Network
Related Party Transactions
Number of consecutive three year renewal options		4
Term of renewal option		3 years